Note 20 - Carrying value of the Groups assets pledged as collateral for liabilities or contingent liabilities (Detail) - Carrying Value of the Assets Pledged as Collateral [Member] - EUR (€)
€ in Millions
		Dec. 31, 2022	Dec. 31, 2021
Carrying Value of the Assets Pledged as Collateral [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 37,216	€ 51,165
Financial assets at fair value through other comprehensive income	[1]	2,375	6,395
Loans	[1]	73,305	79,485
Other	[1]	5,306	611
Total	[1]	€ 118,202	€ 137,656

[1]	Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.